STOCKHOLDERS’ EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

14. STOCKHOLDERS’ EQUITY

Preferred stock

As of September 30, 2022, and December 31, 2021, there were 200,000,000 shares of preferred stock authorized but none were issued and outstanding.

Common stock

As of September 30, 2022, and December 31, 2021, there were shares of 1,000,000,000 common stock authorized, 75,452,012 and 290,460,047 shares issued and outstanding, respectively.

A share forfeiture agreement (the “Share Forfeiture Agreement”) dated January 20, 2022, between the Company and Mr. How Kok Choong, the CEO and director of the Company, pursuant to which Mr. How Kok Choong agreed to forfeit 215,008,035 shares of common stock of the Company. As a result, the outstanding shares was reduced by 215,008,035 shares of common stock.

There were no stock options, warrants or other potentially dilutive securities outstanding as of September 30, 2022 and December 31, 2021.

AGAPE ATP CORPORATION

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(UNAUDITED)

(Currency expressed in United States Dollars (“US$”), except for number of shares)

15. STOCKHOLDERS’ EQUITY

Preferred stock

As of December 31, 2021 and 2020, there were 200,000,000 shares of preferred stock authorized but none were issued and outstanding.

Common stock

As of December 31, 2021 and 2020, there were 1,000,000,000 shares of common stock authorized, 290,460,047 and 376,452,047 shares issued and outstanding, respectively.

In May 2020, the Company issued 162,694 shares of the Company’s common stock in connection with the acquisition of ASL as part of the acquisition payment.

In June 2020, ASL made certain adjustments to its March 31, 2020 financial statements. As a result, the net assets carrying value increased by $90,043, which required the issuance of an additional 13,853 shares of the Company’s common stock to fully satisfy the acquisition payment for ASL to Mr. How Kok Choong, CEO and director of the Company. The 13,853 additional shares were issued in July 2020.

In December 2021, there were share forfeiture agreements (the “Share Forfeiture Agreements”) between the Company and (i) HKC Talent Limited; (ii) various stockholders of the Company (the “Forfeiting Stockholders”), pursuant to which: (i) HKC Talent Limited had agreed to forfeiture of 41,750,000 shares of common stock of the Company, and (ii) the Forfeiting Stockholders had agreed to forfeiture, in aggregate, 44,242,000 shares of common stock of the Company. Included in (ii) is 11,242,000 shares forfeited from HKC Holdings Sdn. Bhd, a company in which Mr. How Kok Choong, the CEO and director of the Company, is a stockholder. As a result, the outstanding shares was reduced by 85,992,000 shares of common stock.

There were no stock options, warrants or other potentially dilutive securities outstanding as of December 31, 2021 and 2020.